Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net
	December 31,
	2021	2020
Cost:

Leasehold improvements	$3,725	$3,611
Computers and peripheral equipment	8,106	7,021
Office furniture and equipment	3,839	3,627
Motor vehicles	1,444	1,411
Software	1,623	1,621

	18,737	17,291
Accumulated depreciation:

Leasehold improvements	1,041	753
Computers and peripheral equipment	6,594	5,886
Office furniture and equipment	2,480	2,340
Motor vehicles	1,240	866
Software	1,510	1,458

	12,865	11,303

Depreciated cost	$5,872	$5,988